Condensed Consolidated Statement of Comprehensive Income (USD $) In Thousands, unless otherwise specified	3 Months Ended
	Mar. 31, 2014	Mar. 31, 2013
Net Income (loss)	$ (26,638)	$ (8,829)
Other comprehensive income (loss):
Net foreign currency translation gain (loss)	(768)	(484)
Other comprehensive income (loss), net of tax	(768)	(484)
Comprehensive Income (loss)	$ (27,406)	$ (9,313)